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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     Form 13F

                                Form 13F COVER PAGE

Report for the Quarter Ended:                March 31, 2010

Check here if Amendment [   ];  Amendment Number:
                                                   ------------------------

  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY
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Address:              320 Park Avenue
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                      New York, NY 10022-6839
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Form 13F  File Number:   28-1391
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name          John R. Greed
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Title:        Senior Executive Vice President and Chief Financial Officer
              -----------------------------------------------------------
Phone:        (212)  224-1893
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Signature, Place, and Date of Signing:

/s/  John R. Greed                    New York, N. Y.            May 10, 2010
----------------------------          ----------------           -------------
[Signature]                            [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of  Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F  File Number        Name

28-4274                      Mutual of America Capital Management Corporation
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